LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT
LONG-TERM DEBT

7. LONG-TERM DEBT (As Restated)

		December 31,	December 31,
		2022	2021
(2)	Convertible Note bearing interest at 12% due July 31, 2022	$-	$162,625
(2)	Convertible Note bearing interest at 12% due July 31, 2022	-	379,458
(3)	Convertible Note bearing interest at 12% due May, 2023	578,802	541,589
(4)	Convertible Note bearing interest at 12% due April 27, 2022	-	145,301
(5)	Convertible Note bearing interest at 12% due April 25, 2022	-	235,548
(6)	Convertible Note bearing interest at 12% due May 12, 2022	-	242,151
(7)	Note bearing interest at 18% due October 1, 2023	1,012,500	1,012,637
(7)	Note bearing interest at 18% due October 1, 2023	506,250	506,318
(8)	Note bearing interest at 18% due October 1, 2023	32,752	38,488
(9)	Secured Promissory Note bearing interest at 17.5% due February 28, 2026	1,960,965	-
(10)	Promissory Note bearing interest at 14%, due January 15, 2023	50,892	-
(11)	Promissory Note bearing interest at 14%, due April 21, 2023	329,227	-
(12)	Related Party Promissory Note bearing interest at 14% due February 28, 2023	108,778	-
(13)	Promissory Note bearing interest at 15%, due January 25, 2023	506,370	-
(14)	Promissory Note bearing interest at 15%, due February 1, 2023	253,184	-
(14)	Promissory Note bearing interest at 15%, due February 15, 2023	253,184	-
(1)	Related Party Promissory Note bearing interest at 18%, due December 31, 2020	-	483,150
(15)	Related Party Promissory Notes bearing interest at 18%, due March 31, 2023	135,888	-
(16)	Related Party Long term debt bearing interest at 8%, due April 15, 2021	-	116,562
		5,728,792	3,863,827
	Less current maturities	(4,279,531)	(2,325,339)
	Total Long-Term Debt	$1,449,261	$1,538,488

Total future minimum payments due on long-term debt as of:

	December 31, 2022	December 31, 2021
2022	$-	1,508,628
2023	573,401	8,628
2024	679,438	8,628
2025	196,422	8,628
2026	-	3,976
2027	-	-
TOTAL	$1,449,261	$1,538,488

Our notes payable (including accrued interest) are summarized as follows:

1.

The Company issued a note payable to a related party on December 31, 2018, with a principal amount of $714,000, bearing interest at a rate of 18% per annum, with monthly principal and accrued interest payments and with a balloon payment due by the maturity date of December 31, 2019. The balloon payment due on December 31, 2019, was not made and the Company issued, in exchange for the original note, a new note dated December 31, 2019, with a principal amount of $556,000, bearing interest at a rate of 18% per annum, with monthly principal and accrued interest payments and a balloon payment due by the maturity date of December 31, 2020. As of December 31, 2020, $535,021 of principal was outstanding on this note payable. After the end of fiscal 2020, the maturity on note payable to the related party was extended to a new 2-year term note payable bearing interest rate payable of 18% per annum with a maturity date of December 31, 2022. The note will pay monthly cash interest only in the first year (12 months) of note payable term. In the 2nd year, the note payable will be repaid with 12 monthly installment payments of interest and principal until fully repaid. This note was fully repaid in February of 2022.

2.

In April 2021, the Company signed a $150,000 convertible promissory note and a $250,000 convertible promissory note with two separate entities controlled by the same party. These notes have a maturity date twelve months after issuance and received in exchange $150,000 and $250,000 from these two finance companies (the “Investor” or “Holder”). An interest charge of 12% per annum shall accrue and be paid on the maturity date. The notes are convertible into the Company’s Common Stock at fixed conversion price $0.10 per common share. The Company has a right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holders collectively 780,000 restricted shares of the Company’s Common Stock and a warrant to purchase 2,600,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common Stock under this Warrant is $0.20 per share for the first 1,300,000 Warrant Shares and $0.25 for the next 1,300,000 Warrant Shares. In August 2021 the down round provision in the Warrant Agreement was triggered resulting in an additional 3,250,000 warrants being issued and the strike price repriced to $0.10 for all 5,850,000 warrants. In December 2022, the down round provision in the Warrant Agreement was triggered again resulting in an additional 1,462,500 warrants to be issued and the strike price repriced to $0.08 for all 7,312,500 warrants. At Maturity these notes were renegotiated and extended to July 31, 2022, under the same terms and conditions. These notes were fully paid in July 2022.

3.

In April 2021, the Company signed a $500,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $500,000 from a second finance company (the “Investor” or “Holder”). An interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at a fixed conversion price of $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holder 788,000 restricted shares of the Company’s Common Stock and a warrant to purchase 2,600,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 1,300,000 Warrant Shares and $0.25 for the next 1,300,000 Warrant Shares. In August 2021 the down round provision in the Warrant Agreement was triggered resulting in an additional 3,250,000 warrants being issued and the strike price repriced to $0.10 for all 5,850,000 warrants. In December 2022, the down round provision in the Warrant Agreement was triggered again resulting in an additional 1,462,500 warrants to be issued and the strike price repriced to $0.08 for all 7,312,500 warrants. At Maturity this note was renegotiated and term extended to June 2023 for an additional principal consideration of $55,400 under the same interest rate and conditions as the matured note. There was $18,467 remaining in debt discount to be amortized over the term of the loan.

4.

In April 2021, the Company signed a $250,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $245,000 from a third finance company (the “Investor” or “Holder”). An Interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at fixed conversion price $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holder 390,000 restricted shares of the Company’s Common Stock and 1,300,000 cash Warrant Shares with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 650,000 Warrant Shares and $0.25 for the next 650,000 Warrant Shares. In December 2022 the down round provision in the Warrant Agreement was triggered resulting in an additional 2,356,250 warrants being issued and the strike price repriced to $0.08 for all 3,656,250 warrants. In 2021 the Investor converted $35,000 of outstanding principal and interest into 350,000 shares of the Company’s common stock. This note was fully satisfied in May 2022.

5.

In April 2021, the Company signed a $250,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $230,000 net of fees from a fourth finance company (the “Investor” or “Holder”). An interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at fixed conversion price $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holder 390,000 restricted shares of the Company’s Common Stock and a warrant to purchase 1,300,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 650,000 Warrant Shares and $0.25 for the next 650,000 Warrant Shares. In December 2022 the down round provision in the Warrant Agreement was triggered resulting in an additional 2,356,250 warrants being issued and the strike price repriced to $0.08 for all 3,656,250 warrants. During the year ended December 31, 2021, the Investor converted $35,000 of outstanding principal and interest into 350,000 shares of the Company’s common stock. This note was fully satisfied in April 2022.

6.

In May 2021, the Company signed a $250,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $248,000 net of fees from a fourth finance company (the “Investor” or “Holder”). An interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at fixed conversion price $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holder 390,000 restricted shares of the Company’s Common Stock and a warrant to purchase 1,300,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 650,000 Warrant Shares and $0.25 for the next 650,000 Warrant Shares. In December 2022 the down round provision in the Warrant Agreement was triggered resulting in an additional 2,356,250 warrants being issued and the strike price repriced to $0.08 for all 3,656,250 warrants. After the issuance of the promissory note, the parties entered the First Amendment to Convertible Promissory Note which extended the term of the note by three months to August 2022. During the year ended December 31, 2021, the Investor converted $28,846 of outstanding principal and interest into 288,463 shares of the Company’s common stock. During the period ending June 30, 2022, the Investor converted an additional $22,387 of outstanding principal and interest plus $350 in fees into 227,368 shares of the Company’s common stock. This note was fully paid in August 2022.

7.

In August 2021, the Company signed a $1,000,000 and $500,000 promissory note with a maturity date 24 months after issuance from the preliminary finance company in April 2021 (the “Investor” or “Holder”). An Interest charge of 15% per annum shall accrue and be paid monthly. The Company also issued to the Holder 1,000,000 restricted shares of the Company’s Common Stock and 1,500,000 cash Warrant Shares with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.25 per share. In December 2021 the down round provision in the Warrant Agreement was triggered resulting in an additional 2,250,000 warrants being issued and the strike price repriced to $0.10 for all 3,750,000 warrants. In December 2022 the down round provision in the Warrant Agreement was triggered again resulting in an additional 937,500 warrants being issued and the strike price repriced to $0.10 for all 4,687,500 warrants.. The promissory note is subordinated to the Company’s senior lender.

8.

In November 2021, the Company signed a $40,071 equipment finance agreement with a maturity date 60 months after issuance from a third-party financing company. Payments of principal and interest of $791 are due monthly.

9.

On February 28, 2022, the Company signed a $2,000,000 secured promissory note with a maturity date 48 months after issuance and received in exchange $1,970,000 net of fees. An Interest charge of 17.5% per annum shall accrue, with interest only payments being made for the first six months after which both interest and principal will be due. The Company has right of prepayment subject to certain minimum interest payments being made. The Prepayment Fee shall be (i) equal to 6 months' interest that would have accrued with regard to the prepaid principal, if prepaid prior to the 2nd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable, and (ii) equal to 3 months' interest that would have accrued with regard to the prepaid principal, if prepaid on or after the 2nd anniversary and prior to the 3rd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable. Additionally, the Company has the following covenant requirements; maintaining a minimum cash balance of $150,000 in its combined bank accounts as well as entering into a Deposit Account Control Agreement; monthly financial reporting requirements and certifications; obtaining other indebtedness without consent; merge, consolidate or transfer assets; pledge assets as collateral; or guarantee without consent of the Lender. The Company is in compliance with its covenants as of December 31, 2022.

10.

In April 2022, the Company signed a $50,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 14% per annum which shall accrue and be paid on the maturity date. The Company has the right to prepay this note without penalty. At maturity in October 2022, this note was reissued under the same term with a maturity of three (3) months. The promissory note is subordinated to the Company’s senior lender.

11.

In April 2022, the Company signed a $300,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 14% per annum which shall accrue and be paid on the maturity date. The Company has the right to prepay this note without penalty. At maturing in October 2022, this note was reissued under the same terms with a maturity of date of six (6) months. The promissory note is subordinated to the Company’s senior lender.

12.

In June 2022, the Company signed a $100,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 14% per annum which shall accrue and be paid on the maturity date. The Company has the right to prepay this note without penalty. At maturing in November 2022, this note was reissued under the same terms with a maturity of date of three (3) months. The Company also issued to the Holder a warrant to purchase 18,813 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.25 per share for 9,407 warrants and $0.20 per share for 9,406 warrants. There was $1,156 remaining in debt discount to be amortized over the term of the loan. The promissory note is subordinated to the Company’s senior lender. This note was entered into with a related party.

13.

In July 2022, the Company signed a $500,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 14% per annum. The note is callable by the Holder no earlier than 90 days from issue. The Company has the right to prepay this note without penalty. The Company issued to the Holder a warrant to purchase 175,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.25 per share for 87,500 warrants and $0.20 per share for 87,500 warrants. There was $2,775 remaining in debt discount to be amortized over the term of the loan. The promissory note is subordinated to the Company’s senior lender.

14.

In August 2022, the Company signed two $250,000 unsecured promissory notes with a maturity date six (6) months after issuance with an interest charge of 14% per annum to the same investor in 14 and 9. The notes are callable by the Holder no earlier than 90 days from issue. The Company has the right to prepay this note without penalty. The Company issued to the Holder a warrant to purchase 175,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.25 per share for 87,500 warrants and $0.20 per share for 87,500 warrants. There was $4,669 remaining in debt discount to be amortized over the term of these loans. The promissory note is subordinated to the Company’s senior lender.

15.

In December 2022, the Company entered into an unsecured promissory note with related party in exchange for $55,000. The maturity of the promissory note is four months from the date of issuance and carries an interest rate of 15% per annum. In conjunction with the promissory note, the Company also issued a warrant to purchase 23,625 shares of common stock which expires five years December 15, 2022 and has an exercise price of $0.20 with respect to 11,813 shares underlying the Warrant and $0.25 with respect to 11,812 shares underlying the Warrant. The promissory note is subordinated to the Company’s senior lender. In addition, in December 2022, the Company entered into an unsecured convertible promissory note with the same related party in exchange for $80,000. The maturity of the convertible note is March 31, 2023 and carries an interest rate of 15% per annum and is convertible into Company common stock at a conversion rate of $0.08 per share. There was $10,230 remaining in debt discounts to be amortized over the term of these loans. The promissory note is subordinated to the Company’s senior lender.

16.

In April 2018 the Company entered into a note with a related party which included a note payable in the amount of $87,500 bearing interest at 8% payable. This note was transferred to accounts payable and accrued expenses in August 2022 in conjunction with a non-binding arbitration settlement.